RELATED PARTY TRANSACTIONS (Details 2) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Shares, Unvested, Beginning balance (in shares)	289,250
Shares, Granted (in shares)	447,757
Shares, Vested (in shares)	(212,345)
Shares, Forfeited (in shares)	(3,621)
Shares, Unvested, Ending balance (in shares)	520,541
Weighted-Average Grant-Date Fair Value, Unvested Beginning balance (in dollars)	$ 159,013
Weighted-Average Grant-Date Fair Value, Granted (in dollars)	822,659
Weighted-Average Grant-Date Fair Value, Vested (in dollars)	(156,724)
Weighted-Average Grant-Date Fair Value, Forfeited (in dollars)	(1,296)
Weighted-Average Grant-Date Fair Value, Unvested Ending balance (in dollars)	$ 823,652